Fair Value of Financial Instruments	12 Months Ended
Feb. 29, 2016
Fair Value of Financial Instruments [Text Block]
14.	Fair Value of Financial Instruments

The Company’s financial assets and financial liabilities as at February 29, 2016, measured at fair value on a recurring basis are summarized below:

	Quoted	Significant	Significant	Balance,
	Prices in	Observable	Unobservable	February 29,
	Active Market	Inputs	Inputs	2016
	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$282,819	$-	$-	$282,819
Derivative liability	-	-	(59,990)	(59,990)
	$282,819	$-	$(59,990)	$222,829

The Company’s financial assets and financial liabilities as at February 28, 2015, measured at fair value on a recurring basis are summarized below:

	Quoted	Significant	Significant	Balance,
	Prices in	Observable	Unobservable	February 28,
	Active Market	Inputs	Inputs	2015
	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$1,702,922	$-	$-	$1,702,922
Derivative liability	-	-	(120,337)	(120,337)

	$1,702,922	$-	$(120,337)	$1,582,585

The fair value of cash and cash equivalents approximates its carrying value.

The fair value of the derivative liability for non-employee stock options is determined through use of the Black-Scholes model (Note 9).